1900 K Street, N.W. Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com

DEVON M. ROBERSON devon.roberson@dechert.com +1 202 261 3477 Direct

April 4, 2023

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	Goldman Sachs Trust (“Registrant”)

File Nos. 33-17619 and 811-05349

Post-Effective Amendment No. 886 to the Registration Statement on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant herby certifies that (1) the Prospectuses and Statement of Additional Information for the Goldman Sachs MLP Energy Infrastructure Fund, Goldman Sachs Energy Infrastructure Fund and Goldman Sachs Clean Energy Income Fund, each a series of the Registrant, that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the Amendment, and (2) the text of the Amendment has been filed electronically via EDGAR with the U.S. Securities and Exchange Commission on March 30, 2023.

No fees are required in connection with this filing. If you have any questions or comments, please contact the undersigned at 202.261.3477.

Sincerely,

/s/ Devon M. Roberson
Devon M. Roberson